Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments [Abstract]
Summary of the company future minimum lease obligations
2016	$1,140,480
2017	952,541
2018	577,112
2019	478,275
2020	438,613
Thereafter	692,986
Total	$4,280,007